OPPENHEIMER REVENUE WEIGHTED ETF TRUST

OPPENHEIMER LARGE CAP REVENUE ETF

OPPENHEIMER MID CAP REVENUE ETF

OPPENHEIMER SMALL Cap REVENUE ETF

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF

OPPENHEIMER ULTRA DIVIDEND REVENUE etf

oppenheimer emerging markets revenue etf

oppenheimer global revenue etf

oppenheimer international revenue etf

oppenheimer esg revenue etf

oppenheimer global esg revenue etf

Supplement dated August 25, 2017
to the Summary Prospectus

This supplement amends the Summary Prospectus of each of the above referenced funds (the “Funds”), each a series of Oppenheimer Revenue Weighted ETF Trust, and is in addition to any other supplement(s). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Summary Prospectus.

Effective September 1, 2017, with respect to the Oppenheimer Global ESG Revenue ETF only:

1.	The first two paragraphs of the section “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Global ESG Index (the “Underlying Index”). The Underlying Index is constructed by selecting companies from within the MSCI All Country World Index (the Benchmark Index”) that have strong environmental, social and governance (“ESG”) practices, as identified by MSCI ESG Research, Inc., and then re-weighting those companies according to the revenue earned, subject to certain asset diversification requirements. The Underlying Index is reconstituted quarterly.

The Underlying Index is constructed by using a scoring system established by MSCI ESG Research, Inc. to measure the strength of each pillar of environmental, social, and governance practices for each company within the Benchmark Index. Based on that scoring, securities are selected for inclusion in the Underlying Index, and those that are selected are then re-weighted according to revenue earned. Thus, the Underlying Index contains a subset of the securities in the Benchmark Index, in different proportions.

Effective September 30, 2017

1.	For Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, and Oppenheimer Ultra Dividend Revenue ETF, the section "Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.39%
1.	Expenses have been restated to reflect current fees.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

2.	For Oppenheimer Financials Sector Revenue ETF, the section “Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
1.	Expenses have been restated to reflect current fees.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

3.	For Oppenheimer ESG Revenue ETF, the section “Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%
1.	Expenses have been restated to reflect current fees.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

4.	For Oppenheimer Global ESG Revenue ETF, the section “Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
1.	Expenses have been restated to reflect current fees.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

5.	For Oppenheimer Emerging Markets Revenue ETF, the section “Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.46%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.46%
1.	Expenses have been restated to reflect current fees.
2.	“Other expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$47	$148

6.	For Oppenheimer Global Revenue ETF, the section “Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.43%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.43%
1.	Expenses have been restated to reflect current fees.
2.	“Other expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$44	$138

7.	For Oppenheimer International Revenue ETF, the section “Fees and Expenses” is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.42%
1.	Expenses have been restated to reflect current fees.
2.	“Other expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$43	$135

Effective October 27, 2017

1.	The section “Investment Objective” for each Fund is deleted in its entirety and replaced with the information in each Fund’s corresponding row of the chart below:

Oppenheimer Large Cap Revenue ETF	Oppenheimer Large Cap Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Large Cap Index™ (the “Underlying Index”).
Oppenheimer Mid Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Mid Cap Index™ (the “Underlying Index”).
Oppenheimer Small Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Small Cap Index™ (the “Underlying Index”).
Oppenheimer Financials Sector Revenue ETF

Oppenheimer Financials Sector Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Financials Sector Index™ (the “Underlying Index”).

Oppenheimer Ultra Dividend Revenue ETF

Oppenheimer Ultra Dividend Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Ultra Dividend Index™ (the “Underlying Index”).

Oppenheimer International Revenue ETF	Oppenheimer International Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted International Index (the “Underlying Index”).
Oppenheimer Emerging Markets Revenue ETF

Oppenheimer Emerging Markets Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Emerging Markets Index (the “Underlying Index”).

Oppenheimer Global Revenue ETF	Oppenheimer Global Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Global Index (the “Underlying Index”).
Oppenheimer ESG Revenue ETF	Oppenheimer ESG Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted ESG Index™ (the “Underlying Index”).
Oppenheimer Global ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Global ESG Index (the “Underlying Index”).

2.	For Oppenheimer Large Cap Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Large Cap Index™ (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the S&P 500® Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly. The Underlying Index thus contains the same securities as the Parent Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the Underlying Index at the time of purchase. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a

“representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

3.	For Oppenheimer Mid Cap Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Mid Cap Index™ (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the S&P MidCap 400® Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly. The Underlying Index thus contains the same securities as the Parent Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the Underlying Index at the time of purchase. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

4.	For Oppenheimer Small Cap Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Small Cap Index™ (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the S&P SmallCap 600® Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly.The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the Underlying Index at the time of purchase. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by S&P Dow Jones Indices (the 'Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

5.	For Oppenheimer Financials Sector Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Financials Sector Index™ (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the S&P 500® Financials Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly. The Underlying Index thus contains the same securities as the Parent Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financials companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines financials companies as companies that are included in the Underlying Index at the time of purchase. Financials companies include companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund will concentrate its investments in a particular industry or group of industries, such as the commercial banks, diversified financial series and insurance industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

6.	For Oppenheimer Ultra Dividend Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Ultra Dividend Index™ (the “Underlying Index”). The Underlying Index is constructed by identifying top securities from the S&P 900® Index (the “Parent Index”) by dividend yields and then re-weighting those securities according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The Underlying Index is reconstituted quarterly according to dividend yields and revenue weightings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in medium capitalization companies. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund will concentrate its investments in a particular industry or group of industries, such as the utilities industry, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries. Utilities companies are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

7.	For Oppenheimer Emerging Markets Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Emerging Markets Index (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the MSCI Emerging Markets Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. Thus, the Underlying Index generally contains the same securities as the Parent Index, but in different proportions. The Underlying Index is rebalanced and reconstituted quarterly.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

Since the Underlying Index will be constructed based on securities in the Parent Index, it will primarily consist of securities of emerging market companies. It may include securities of foreign companies other than emerging market companies, including European companies, and companies of any market capitalization, including small and medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country. For purposes of the 80% investment policy, the Fund considers an “emerging market country” to be one that is included in the Underlying Index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by MSCI, Inc. (the 'Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

8.	For Oppenheimer Global Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Global Index (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the MSCI All Country World Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. Thus, the Underlying Index generally contains the same securities as the Parent Index, but in different proportions. The Underlying Index is reconstituted and rebalanced quarterly.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

Since the Underlying Index will be constructed based on securities in the Parent Index, it will primarily consist of securities of developed and emerging market companies. It may include securities of foreign companies other than developed and emerging market companies, including European companies, and companies of any market capitalization, including medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts. The Parent Index is a free float-adjusted market capital weighted index that is designed to measure the equity market performance of developed and emerging markets.  Consistent with the attributes of the Parent Index, the Fund invests in issuers that maintain their principal place of business or conduct their business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the

Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by MSCI, Inc. (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

9.	For Oppenheimer International Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted International Index (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the MSCI EAFE Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to certain asset diversification requirements. Thus, the Underlying Index generally contains the same securities as the Parent Index, but in different proportions. The Underlying Index is rebalanced and reconstituted quarterly.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

Since the Underlying Index will be constructed based on securities in the Parent Index, it will primarily consist of securities from developed markets around the world, excluding the United States and Canada. It may include securities of foreign companies other than securities from developed markets around the world, including European companies, and companies of any market capitalization, including medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts. The Parent Index includes stocks from Europe, Australasia and the Far East.  Consistent with the attributes of the Parent Index, the Fund invests in issuers that maintain their principal place of business or conduct their business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by MSCI, Inc. (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

10.	For Oppenheimer ESG Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted ESG Index™ (the “Underlying Index”). The Underlying Index is constructed by selecting companies from within the S&P 500® Index (the “Parent Index”) that have strong environmental, social and governance (“ESG”) practices, and re-weighting those companies according to the revenue earned, subject to certain asset diversification requirements. The Underlying Index is reconstituted quarterly.

The Underlying Index is constructed using a scoring system established by Sustainalytics, a third party research provider, to measure the strength of each pillar of environmental, social, and governance practices for each company within the Benchmark Index. Based on that scoring, securities are selected for inclusion in the Underlying Index, and those that are selected are then re-weighted according to revenue earned. The Underlying Index thus contains a subset of the securities in the Benchmark Index, in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by S&P Dow Jones Indices (the “Index Provider"), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

11.	For Oppenheimer Global ESG Revenue ETF, the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Global ESG Index (the “Underlying Index”). The Underlying Index is constructed by selecting companies from within the MSCI All Country World Index (the “Parent Index”) that have strong environmental, social and governance (“ESG”) practices, as identified by MSCI ESG Research, Inc., and then re-weighting those companies according to the revenue earned, subject to certain asset diversification requirements. The Underlying Index is reconstituted quarterly.

The Underlying Index is constructed by using a scoring system established by MSCI ESG Research, Inc. to measure the strength of each pillar of environmental, social, and governance practices for each company within the Parent Index. Based on that scoring, securities are selected for inclusion in the Underlying Index, and those that are selected are then re-weighted according to revenue earned. Thus, the Underlying Index contains a subset of the securities in the Parent Index, in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its total assets in that industry or group of industries.

The Underlying Index is sponsored by MSCI, Inc. (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

August 25, 2017	PS0000.176